Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
Additional Information Phone Number	(866) 498-5677
Additional Information Website	www.neosfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income 1-3 Month T-Bill ETF	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS Enhanced Income 1-3 Month T Bill ETF market value return was 5.74% and its net asset value (“NAV”) return was 5.80% compared to its reference index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.51%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $49.80. We believe the Fund’s outperformance relative to its reference index for the reporting period is attributable to the put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	5.80	5.71
NEOS Enhanced Income 1-3 Month T-Bill ETF Market	5.74	5.70
Bloomberg U.S. Aggregate Bond Index	1.31	0.45
Bloomberg U.S. Treasury Bills: 1-3 Months	5.51	4.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com for more recent performance information. Visit www.neosfunds.com for more recent performance information.
Net Assets	$ 441,773,695
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 915,994
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$441,773,695
Number of Holdings	23
Net Advisory Fee	$915,994
Portfolio Turnover	0%
30-Day SEC Yield	5.06%
30-Day SEC Yield Unsubsidized	5.06%
Distribution Yield	5.54%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
United States Treasury Bills	99.8%
First American Treasury Obligations Fund	0.2%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
During the year the Fund changed its name from the NEOS Enhanced Income Cash Alternative ETF to the NEOS Enhanced Income 1-3 Month T-Bill ETF to better reflect the holdings of the ETF.

Updated Prospectus Web Address	www.neosfunds.com
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
Additional Information Phone Number	(866) 498-5677
Additional Information Website	www.neosfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income Aggregate Bond ETF	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS Enhanced Income Aggregate Bond ETF market value return was 1.69% and its net asset value (“NAV”) return was 1.74% compared to its reference index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.31%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $46.65.  We believe the Fund’s relative outperformance during the reporting period is attributable to its put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	1.74	1.48
NEOS Enhanced Income Aggregate Bond ETF Market	1.69	1.51
Bloomberg US Aggregate Bond Index	1.31	0.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com for more recent performance information. Visit www.neosfunds.com for more recent performance information.
Net Assets	$ 11,188,552
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 31,745
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$11,188,552
Number of Holdings	10
Net Advisory Fee	$31,745
Portfolio Turnover	1%
30-Day SEC Yield	2.88%
30-Day SEC Yield Unsubsidized	2.85%
Distribution Yield	5.06%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Vanguard Total Bond Market ETF	49.9%
iShares Core U.S. Aggregate Bond ETF	49.8%
First American Treasury Obligations Fund	0.2%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index	0.0%

Updated Prospectus Web Address	www.neosfunds.com
NEOS Nasdaq-100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® High Income ETF
Class Name	NEOS Nasdaq-100® High Income ETF
Trading Symbol	QQQI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF for the period of January 30, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
Additional Information Phone Number	(866) 498-5677
Additional Information Website	www.neosfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Nasdaq-100® High Income ETF	$23*	0.68%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From January 30, 2024, the Fund’s inception date, through May 31, 2024, the NEOS Nasdaq-100® High Income ETF market value return was 5.72% and its net asset value (“NAV”) return was 5.75% compared to its reference index, the Nasdaq-100® Index, which returned 5.68%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $50.42.
We believe the Fund’s relative outperformance during the reporting period is attributable to the active laddered call strategy utilizing NDX Index options which allowed for the underlying equities to participate with more of the upside during market moves higher and dampen the downside during months when the Nasdaq-100® Index moved lower.

Top Contributors
↑	NVIDIA Corp
↑	Meta Platforms Inc. CL A
↑	Qualcomm Inc

Top Detractors
↓	Adobe Inc.
↓	Intel Corp
↓	Tesla Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (01/30/2024)
NEOS Nasdaq-100® High Income ETF NAV	5.75
NEOS Nasdaq-100® High Income ETF Market	5.72
NASDAQ Composite Index	7.39
NASDAQ-100® Index	5.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com for more recent performance information. Visit www.neosfunds.com for more recent performance information.
Net Assets	$ 215,817,287
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 175,260
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$215,817,287
Number of Holdings	104
Net Advisory Fee	$175,260
Portfolio Turnover	3%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%
Distribution Yield	14.56%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Microsoft Corp.	8.7%
Apple, Inc.	8.1%
NVIDIA Corp.	7.6%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	4.6%
Broadcom, Inc.	4.5%
Costco Wholesale Corp.	2.6%
Tesla, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%

Updated Prospectus Web Address	www.neosfunds.com
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500 High Income ETF
Class Name	NEOS S&P 500 High Income ETF
Trading Symbol	SPYI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS S&P 500 High Income ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
Additional Information Phone Number	(866) 498-5677
Additional Information Website	www.neosfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS S&P 500 High Income ETF	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS S&P 500® High Income ETF market value return was 15.76% and its net asset value (“NAV”) return was 15.79% compared to its reference index, the S&P 500® Index, which returned 28.19%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $49.58. We believe the Fund’s relative underperformance during the reporting period is attributable to the active short SPX Index laddered call strategy which prevented the underlying equity portfolio from fully participating with the market upside during the sharp rally in the S&P 500® Index for specific months.

Top Contributors
↑	NVIDIA Corp
↑	Amazon.com Inc
↑	Meta Platforms Inc. CL A

Top Detractors
↓	Bristol-Myers Squibb Co
↓	Nike Inc. Class B.
↓	Pfizer Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	15.79	12.58
NEOS S&P 500® High Income ETF Market	15.76	12.66
S&P 500® Index	28.19	18.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.neosfunds.com for more recent performance information. Visit www.neosfunds.com for more recent performance information.
Net Assets	$ 1,383,897,779
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 3,831,430
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$1,383,897,779
Number of Holdings	506
Net Advisory Fee	$3,831,430
Portfolio Turnover	14%
30-Day SEC Yield	0.84%
30-Day SEC Yield Unsubsidized	0.84%
Distribution Yield	12.11%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Microsoft Corp.	7.1%
Apple, Inc.	6.5%
NVIDIA Corp.	6.3%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.4%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	www.neosfunds.com